Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 174,802		$ 156,352
Principal	598,310		437,883	$ 192,125
Debt repayments	1,007,674
Capital expenditure commitments	39,084
Other liabilities	27,178
2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	174,802
Debt repayments	274,350
Capital expenditure commitments	39,084
Other liabilities	10,767
2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	47,901
Capital expenditure commitments	0
Other liabilities	4,922
2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	188,535
Capital expenditure commitments	0
Other liabilities	1,441
2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	24,227
Capital expenditure commitments	0
Other liabilities	6,116
2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	472,661
Capital expenditure commitments	0
Other liabilities	3,932
Convertible senior secured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	375,295		$ 0	$ 0
Interest (estimated)	56,925
Convertible senior secured notes | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12,650
Convertible senior secured notes | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12,650
Convertible senior secured notes | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12,650
Convertible senior secured notes | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12,650
Convertible senior secured notes | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	6,325
Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	27,923
Interest (estimated)	27,923
Revolving Credit Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	9,420
Interest (estimated)	9,420
Revolving Credit Facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	9,420
Interest (estimated)	9,420
Revolving Credit Facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	9,083
Interest (estimated)	9,083
Revolving Credit Facility | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	0
Interest (estimated)	0
Revolving Credit Facility | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	0
Interest (estimated)	0
Fekola Equipment Loan Facilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	2,731
Fekola Equipment Loan Facilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,355
Fekola Equipment Loan Facilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	897
Fekola Equipment Loan Facilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	441
Fekola Equipment Loan Facilities | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	38
Fekola Equipment Loan Facilities | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	21
Goose equipment loan facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	21
Goose equipment loan facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | Convertible senior secured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	460,000	$ 460,000
Principal | Convertible senior secured notes | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Convertible senior secured notes | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Convertible senior secured notes | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Convertible senior secured notes | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Convertible senior secured notes | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	460,000
Principal | Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	150,000
Principal | Revolving Credit Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving Credit Facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving Credit Facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	150,000
Principal | Revolving Credit Facility | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving Credit Facility | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	26,320
Principal | Fekola Equipment Loan Facilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,835
Principal | Fekola Equipment Loan Facilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,835
Principal | Fekola Equipment Loan Facilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,835
Principal | Fekola Equipment Loan Facilities | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,815
Principal | Fekola Equipment Loan Facilities | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	698
Principal | Goose equipment loan facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	698
Principal | Goose equipment loan facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	41,992
Principal | Lease liabilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	17,718
Principal | Lease liabilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	12,177
Principal | Lease liabilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,085
Principal | Lease liabilities | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,608
Principal | Lease liabilities | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,404
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	941,412
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	224,499
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	42,979
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	187,094
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	18,111
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2030
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 468,729